UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number 811-09013

                         Eaton Vance Senior Income Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                255 State Street,
                    Boston MA                                    02109
     -------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                              Alan R. Dynner, Esq.
                                255 State Street,
                                 Boston MA 02109
               ---------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-482-8260

Date of fiscal year end: 0630

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

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
Eaton Vance Senior Income Trust

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CROWN CASTLE INTERNATIONAL CORP.                                              Agenda: 932147588
     CUSIP: 228227104                         Meeting Type: Annual
    Ticker: CCI                               Meeting Date: 5/26/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     EDWARD C. HUTCHESON, JR                                        Mgmt          For           For
       RANDALL A. HACK                                                Mgmt          For           For
       J. LANDIS MARTIN                                               Mgmt          For           For
02     APPROVAL OF COMPANY S 2004 STOCK                               Mgmt          For           For
       INCENTIVE PLAN.
03     THE RATIFICATION OF THE APPOINTMENT OF                         Mgmt          For           For
       KPMG LLP AS THE COMPANY S INDEPENDENT
       CERTIFIED PUBLIC ACCOUNTANTS FOR 2004.
04     STOCKHOLDER PROPOSAL REGARDING                                  Shr        Against         For
       MACBRIDE PRINCIPLES.

-------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH SERVICES, INC.                                                Agenda: 932045330
     CUSIP: 559079AE8                         Meeting Type: Consent
    Ticker:                                   Meeting Date: 9/30/2003           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     PLAN OF REORGANIZATION                                         Mgmt

-------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS CORPORATION                                               Agenda: 932125568
     CUSIP: 883435307                         Meeting Type: Annual
    Ticker: THMD                              Meeting Date: 5/3/2004            ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     JAMES B. GAMACHE                                               Mgmt          For           For
       ANDREW L. BERGER                                               Mgmt          For           For
       PAUL D. MELNUK                                                 Mgmt          For           For
       JOHN G. JOHNSON, JR.                                           Mgmt          For           For
       BRADLEY G. PATTELLI                                            Mgmt          For           For
       MARNIE S. GORDON                                               Mgmt          For           For
02     PROPOSAL TO ADOPT THE 2004 NON-                                Mgmt          For           For
       EMPLOYEE DIRECTORS STOCK OPTION PLAN.
03     PROPOSAL TO RATIFY THE ADOPTION OF THE                         Mgmt          For           For
       2004 STOCK INCENTIVE PLAN.
04     PROPOSAL TO RATIFY THE ADOPTION OF THE                         Mgmt          For           For
       NON-EMPLOYEE DIRECTORS DEFERRED STOCK
       COMPENSATION PLAN.

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05     PROPOSAL TO RATIFY THE APPOINTMENT OF                          Mgmt          For           For
       ERNST & YOUNG LLP.

-------------------------------------------------------------------------------------------------------
VAN KAMPEN SENIOR INCOME TRUST                                                Agenda: 932182342
     CUSIP: 920961109                         Meeting Type: Annual
    Ticker: VVR                               Meeting Date: 6/23/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     RICHARD F. POWERS, III                                         Mgmt          For           For

-------------------------------------------------------------------------------------------------------
VAN KAMPEN SENIOR INCOME TRUST                                                Agenda: 932100667
     CUSIP: 920961109                         Meeting Type: Special
    Ticker: VVR                               Meeting Date: 4/29/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01     TO AMEND THE FUND S FUNDAMENTAL                                Mgmt          For           For
       INVESTMENT RESTRICTION REGARDING THE
       FUND S USE OF FINANCIAL LEVERAGE.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           (Registrant) Eaton Vance Senior Income Trust

                         By (Signature) /S/ James B. Hawkes
                                        ----------------------------------------
                         Name           James B. Hawkes

                         Title          President

Date 08-30-2004